SCHEDULE OF FAIR VALUE ASSUMPTIONS OF STOCK OPTIONS (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	0.78%	0.79%	0.75%	2.34%
Expected life	6 years	6 years 7 months 6 days	6 years 6 months	5 years 10 months 24 days
Expected volatility	134.79%	122.24%	123.71%	128.58%
Dividend yield